CERTAIN TRANSACTIONS (Details 1) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014
NuPathe [Member]
Business Acquisition [Line Items]
Business Acquisition Cost O fAcquired Entity Purchase Price	$ 163
Labrys Biologics [Member]
Business Acquisition [Line Items]
Business Combination Contingent Consideration Liability Fair Value	$ 251